Other liabilities and provisions (Tables)	12 Months Ended
Dec. 31, 2022
Other liabilities and provisions
Summary of other liabilities and provisions

	December 31,
	2022	2021

	(€ in thousands)
Employee bonus	623	512
Liabilities from payroll	301	255
Management compensation	167	83
Accruals for vacation and overtime	294	230
Accruals for compensation of Supervisory Board	180	180
Liabilities from VAT	164	50
Accruals for licenses	46	92
Accruals for commissions	21	298
Others	193	116
Other liabilities	1,989	1,816

Accrual for warranty	358	292
Accruals for management compensation	192	--
Labour dispute	114	--
Provisions	664	292

Total	2,653	2,108

	(€ in thousands)
	January 1, 2022	Usage	Addition	Reversal	December 31, 2022
Accrual for warranty	292	(214)	358	(78)	358
Accruals for management compensation	--	--	192	--	192
Labour dispute	--	--	114	--	114
Total	292	(214)	664	(78)	664